Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [Abstract]
Disclosure of detailed information about amounts receivable [Table Text Block]
	December 31,	December 31,
	2024	2023
Trade receivables (note 22(b))	$5,471	$19,080
Current taxes recoverable - Brazil	4,171	5,348
Current taxes recoverable - Other	71	1,142
Other receivables	28	28
Total	$9,741	$25,598